Organization - Summary of Financial Information of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands		Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)
Table Text Block Supplement [Abstract]
Cash and cash equivalents		¥ 1,148,597	$ 171,481	¥ 1,431,317	¥ 1,852,927
Restricted cash		4,453	665	7,795	¥ 30,338
Accounts receivable (net of allowances of RMB38,922 and RMB44,566 (US$6,654) as of December 31, 2021 and June 30, 2022, respectively)		100,960	15,073	92,197
Contract assets		44,593	6,657	42,391
Inventories		129,637	19,355	123,210
Prepayments and other current assets		34,845	5,205	60,279
Total current assets		1,463,085	218,436	1,820,946
Property and equipment, net		301,249	44,975	325,438
Intangible assets, net		3,354	500	5,150
Other non-current assets		21,198	3,165	45,136
Operating right-of-use assets		66,655	9,951	81,007
Total non-current assets		398,189	59,446	457,641
TOTAL ASSETS		1,861,274	277,882	2,278,587
Accounts payable		56,495	8,434	63,080
Deferred revenue		163,093	24,349	142,871
Customer deposits		1,052	157	972
Short-term borrowings		2,370	354	2,370
Current portion of operating lease liabilities		38,005	5,674	34,999
Total current liabilities		359,450	53,664	372,184
Other non-current liabilities		37,242	4,830	11,776
Total non-current liabilities		69,591	10,390	61,092
Non-current portion of operating lease liabilities		32,349	5,560	49,316
TOTAL LIABILITIES		429,041	64,054	433,276
VIE and VIE's subsidiaries
Table Text Block Supplement [Abstract]
Cash and cash equivalents		332,367	49,621	185,850
Restricted cash		2,892	432	0
Accounts receivable (net of allowances of RMB38,922 and RMB44,566 (US$6,654) as of December 31, 2021 and June 30, 2022, respectively)		100,960	15,072	92,197
Contract assets		44,593	6,657	42,391
Inter-company receivables	[1]	214,874	32,080	75,560
Inventories		120,952	18,058	119,257
Prepayments and other current assets		17,388	2,596	40,957
Total current assets		834,026	124,516	556,212
Property and equipment, net		58,285	8,702	42,623
Intangible assets, net		375	56	633
Other non-current assets		10,227	1,527	8,346
Operating right-of-use assets		41,875	6,252	51,630
Total non-current assets		110,762	16,537	103,232
TOTAL ASSETS		944,788	141,053	659,444
Accounts payable		19,925	2,975	27,102
Deferred revenue		163,095	24,349	133,489
Inter-company payables	[1]	1,397,180	208,593	897,633
Accrued liabilities and other current liabilities		62,557	9,339	89,976
Customer deposits		484	72	972
Short-term borrowings		2,370	354	2,370
Current portion of operating lease liabilities		26,681	3,983	25,692
Total current liabilities		1,672,292	249,665	1,177,234
Other non-current liabilities		24,034	3,588	8,563
Total non-current liabilities		41,896	6,255	38,232
Non-current portion of operating lease liabilities		17,862	2,667	29,669
TOTAL LIABILITIES		¥ 1,714,188	$ 255,920	¥ 1,215,466

[1]	Inter-company receivables/payables represent balances of the VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.